UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:   650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/19

Item 1.  Reports to Stockholders.

Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended November 30, 2019, the U.S. economy continued to grow, but at a more moderate pace mainly due to concerns about trade. The U.S. Federal Reserve lowered the federal funds rate by 0.25% at each of its July, September and October 2019 meetings, decreasing the rate from 2.25% to 1.75% by period-end, citing muted inflation pressures, some soft business indicators and the potential effects of global developments on the U.S. economy.

During the six-month period, municipal bonds delivered positive total returns as investors were attracted to tax-free income in a declining interest-rate environment. Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-rate declines, steady employment and the strength of the U.S. economy.

Franklin Municipal Securities Trust’s semiannual report, covering Franklin California High Yield Municipal Fund and Franklin Tennessee Municipal Bond Fund, includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Funds, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us or your financial advisor when you have questions about your Franklin tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Municipal Securities Trust

Sheila Amoroso

Senior Vice President and Director

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of November 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2	Semiannual Report	franklintempleton.com

SEMIANNUAL REPORT

Municipal Bond Market Overview

The financial markets experienced volatility during the six months ended November 30, 2019. Continuing trade concerns, uncertainties about the prospects for global economic growth and speculations on major central banks’ future policy decisions led to volatility in domestic fixed income and equity securities. U.S. equities rose during the period, while fixed income assets such as municipal bonds and U.S. Treasuries also rallied as interest rates moved in a generally downward trajectory. Municipal bonds delivered positive returns as strong demand dynamics, combined with interest-rate declines, continued to buoy the market.

Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +2.39% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +3.11% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +6.48% total return.1 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, posted a +15.26% total return, outperforming the U.S. municipal bond, U.S. Treasury and corporate bond markets.1

Municipal bonds with longer maturities generally outperformed bonds with shorter maturities during the six-month period. High-yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays Municipal Bond Index posting a +2.39% total return, compared with a +4.00% total return for the Bloomberg Barclays High Yield Municipal Bond Index.1

Municipal bond issuance during the six-month reporting period totaled approximately $241 billion, which represented a 31% increase from the prior-year’s six-month period.2 Approximately $55 billion were issued in October 2019, which was the single largest month of issuance the municipal bond market has seen since December 2017.2 In our view, demand for municipal bonds remains robust, and investors have continued to add money to municipal bond mutual funds. The Investment Company Institute reported calendar year-to-date 2019 net inflows of approximately $84 billion to the asset class through November.

The U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate by 0.25% three times in 2019—in July, September and October. The target range for the federal funds rate was 1.50%–1.75% at period-end. In its press release following the October decision, the Fed cited muted inflation and global economic concerns as the primary catalysts for the decision. The Fed noted, however, that the labor market remained strong and household spending continued to rise at a strong pace.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. Source: The Bond Buyer, Thomson Reuters.

See www.franklintempletondatasources.com for additional data provider information

franklintempleton.com	Semiannual Report	3

Franklin California High Yield Municipal Fund

This semiannual report for Franklin California High Yield Municipal Fund covers the period ended November 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of income exempt from federal and California personal income taxes by investing at least 80% of its net assets in municipal securities in any rating category, including higher-yielding, lower-rated securities, that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with its principal goal.

Credit Quality Composition*

11/30/19

% of Total
Ratings	Investments
AAA	1.53%
AA	19.28%
A	17.83%
BBB	18.68%
Below Investment Grade	8.78%
Refunded	4.76%
Not Rated	29.14%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.10 on May 31, 2019, to $11.23 on November 30, 2019.2 The Fund’s Class A shares paid

Dividend Distributions*

6/1/19–11/30/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class
June	2.7721	2.8947	2.4464	3.0225	2.9871
July	3.2137	3.3621	2.8323	3.5138	3.4705
August	2.8363	2.9697	2.4798	3.1099	3.0701
September	2.8971	3.0347	2.5291	3.1688	3.1381
October	2.8821	3.0235	2.5146	3.1588	3.1273
November	2.7178	2.8407	2.3697	2.9675	2.9383
Total	17.3191	18.1254	15.1719	18.9413	18.7314

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

dividends totaling 17.3191 cents per share for the reporting period.3 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.79% based on an annualization of November’s 2.7178 cents per share dividend and the maximum offering price of $11.67 on November 30, 2019. An investor in the 2019 maximum combined effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to earn a distribution rate of 5.95% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

4	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

State Update

California’s large and diverse economy continued to expand during the six months under review. The unemployment rate decreased from 4.2% in May 2019 to 3.9% at period-end, which was higher than the 3.5% national rate.3 The state closed fiscal year 2019 (ended June 30) with a better-than-projected positive balance in its special fund for economic uncertainties and budget stabilization account, resulting from greater-than-projected tax revenues. The enacted fiscal year 2020 budget modestly increased ongoing spending. California’s net tax-supported debt was $2,194 per capita and 3.7% of personal income, compared with the $1,068 and 2.2% national medians, respectively.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed California’s general obligations bonds rating of AA- with a stable outlook.5 The rating reflected S&P’s view on the state’s economy, commitment to balance recurring revenues and expenses, while paying down budgetary debts, solid reserve levels, a strong fiscal-year 2020 liquidity projection, and declining, though moderately high, debt ratios. In contrast, S&P cited challenges, including persistently high housing costs, difficult-to-forecast revenues, minimal prefunding of retiree health care benefits, and a large backlog of deferred maintenance and infrastructure needs.

Portfolio Composition

11/30/19

% of Total Investments
Tax-Supported	24.74%
Transportation	17.21%
Hospital & Health Care	11.47%
General Obligation	10.87%
Other Revenue	10.12%
Refunded	6.40%
Housing	6.13%
Utilities	5.60%
Higher Education	4.04%
Subject to Government Appropriations	2.58%
Corporate-Backed	0.84%

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that have an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, we favored the use of longer-term bonds. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin California High Yield Municipal Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics

4. Source: Moody’s Investors Service, State government – U.S.: Medians – Flat debt total signals cautious borrowing, despite infrastructure needs, 6/3/19.

5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Semiannual Report	5

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Performance Summary as of November 30, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3,4
6-Month	+2.74%		-1.11%

1-Year	+10.41%		+6.27%

5-Year	+26.93%		+4.09%

10-Year	+90.46%		+6.25%

Advisor
6-Month	+2.87%		+2.87%

1-Year	+10.68%		+10.68%

5-Year	+27.66%		+5.01%

10-Year	+92.40%		+6.76%

Share Class	Distribution		Taxable Equivalent		30-Day		Taxable Equivalent 30-Day
	Rate	[5]	Distribution Rate	[6]	Standardized Yield	[7]	Standardized Yield	[6]
A	2.79%		5.95%		1.84%		3.92%
Advisor	3.14%		6.70%		2.15%		4.58%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

6	Semiannual Report	franklintempleton.com

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–11/30/19)

Share Class	Net Investment Income
A	$0.173191
A1	$0.181254
C	$0.151719
R6	$0.189413
Advisor	$0.187314

Total Annual Operating Expenses8

Share Class
A	0.83%
Advisor	0.58%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/19.

6. Taxable equivalent distribution rate and yield assume the published rates as of 12/19/19 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	7

FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,027.40	$4.05	$1,021.00	$4.04	0.80%
A1	$1,000	$1,028.20	$3.30	$1,021.75	$3.29	0.65%
C	$1,000	$1,025.30	$6.08	$1,019.00	$6.06	1.20%
R6	$1,000	$1,028.80	$2.64	$1,022.40	$2.63	0.52%
Advisor	$1,000	$1,028.70	$2.79	$1,022.25	$2.78	0.55%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

8	Semiannual Report	franklintempleton.com

Franklin Tennessee Municipal Bond Fund

This semiannual report for Franklin Tennessee Municipal Bond Fund covers the period ended November 30, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize income exempt from federal and Tennessee personal income taxes, consistent with prudent investing and the preservation of capital, by investing at least 80% of its net assets in investment grade municipal securities that pay interest free from such taxes.1

Credit Quality Composition*

11/30/19

% of Total
Ratings	Investments
AAA	3.16%
AA	59.70%
A	18.98%
BBB	3.47%
Below Investment Grade	1.86%
Refunded	11.37%
Not Rated	1.46%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.97 on May 31, 2019, to $11.00 on November 30, 2019.2 The Fund’s Class A shares paid dividends totaling 15.0028 cents per share for the reporting period.3 The Performance Summary beginning on page 11 shows that at the end of this reporting period the Fund’s

Dividend Distributions*

6/1/19–11/30/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class R6	Advisor Class
June	2.3921	2.5159	2.6273	2.6018
July	2.7762	2.9227	3.0549	3.0242
August	2.4940	2.6285	2.7500	2.7214
September	2.5834	2.7220	2.8469	2.8176
October	2.5326	2.6727	2.7979	2.7686
November	2.2245	2.3558	2.4727	2.4453
Total	15.0028	15.8176	16.5497	16.3789

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Class A shares’ distribution rate was 2.34% based on an annualization of November’s 2.2245 cent per share dividend and the maximum offering price of $11.43 on November 30, 2019. An investor in the 2019 maximum combined effective federal and Tennessee personal income tax bracket of 42.80% (including 3.80% Medicare tax) would need to earn a distribution rate of 4.09% from a taxable investment to match the Fund’s Class A tax-free distribution rate. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 42.

franklintempleton.com	Semiannual Report	9

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

State Update

Over the six months under review, Tennessee’s economy continued to grow, though mostly in the areas of trade and manufacturing. Tennessee’s unemployment rate remained unchanged from 3.3% in May 2019 to 3.3% at period-end but remained below the nation’s 3.5% average.3 Tennessee’s fiscal year 2019 budget included modest spending reductions and additional funding with general fund revenues that were greater than anticipated. Furthermore, the enacted budget featured funding for state employee pay increases, employee retirement program and other post-employment benefits, and education. The state’s budget for fiscal year 2020 is structurally balanced and this will continue to strengthen Tennessee’s financial position. Tennessee’s net tax-supported debt was relatively low at $305 per capita and 0.7% of personal income, compared with the $1,068 and 2.2% national medians, respectively.4 During the period under review, independent credit rating agency Standard & Poor’s (S&P) maintained the state’s general obligations bonds AAA rating with a stable outlook.5 The rating reflected S&P’s view of the state’s sustained growth, financial flexibility, strong financial management practices and performance, robust pension funding practices and low debt burden.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we sought to remain invested in bonds that have an average weighted maturity of 15 to 30 years with good call features. Based on the combination of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, we favored the use of longer-term bonds. We believe our conservative,

Portfolio Composition

11/30/19

% of Total Investments
Utilities	31.12%
Hospital & Health Care	14.49%
General Obligation	13.26%
Refunded	11.91%
Higher Education	11.12%
Transportation	8.78%
Housing	5.94%
Other Revenue	2.74%
Subject to Government Appropriations	0.64%

buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin Tennessee Municipal Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics

4. Source: Moody’s Investors Service, State government – U.S.: Medians – Flat debt total signals cautious borrowing, despite infrastructure needs, 6/3/19.

5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

10	Semiannual Report	franklintempleton.com

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Performance Summary as of November 30, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/19

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3,4
6-Month	+1.65%		-2.17%

1-Year	+6.42%		+2.43%

5-Year	+12.09%		+1.53%

10-Year	+39.25%		+2.97%

Advisor[5]
6-Month	+1.77%		+1.77%

1-Year	+6.69%		+6.69%

5-Year	+12.68%		+2.42%

10-Year	+39.90%		+3.41%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]	Standardized Yield	[7]

A	2.34%	4.09%	1.05%	1.84%

Advisor	2.67%	4.67%	1.34%	2.34%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	11

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–11/30/19)

Share Class	Net Investment Income
A	$0.150028
A1	$0.158176
R6	$0.165497
Advisor	$0.163789

Total Annual Operating Expenses9

Share Class
A	0.93%
Advisor	0.68%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Investments in lower-rated bonds include higher risk of default and loss of principal. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Effective 9/15/16, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor class performance is used reflecting all charges and fees applicable to that class.

6. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/19.

7. Taxable equivalent distribution rate and yield assume the published rates as of 12/19/19 for the maximum combined effective federal and Tennessee state personal income tax rate of 42.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12	Semiannual Report	franklintempleton.com

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Ending Account Value 11/30/19	Expenses Paid During Period 6/1/19–11/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,016.50	$4.64	$1,020.40	$4.65	0.92%
A1	$1,000	$1,017.20	$3.88	$1,021.15	$3.89	0.77%
R6	$1,000	$1,017.90	$3.23	$1,021.80	$3.23	0.64%
Advisor	$1,000	$1,017.70	$3.38	$1,021.65	$3.39	0.67%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

franklintempleton.com	Semiannual Report	13

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights

Franklin California High Yield Municipal Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.10	$10.70

Income from investment operations[b]:

Net investment income[c]	0.17	0.27

Net realized and unrealized gains (losses)	0.13	0.41

Total from investment operations	0.30	0.68

Less distributions from:

Net investment income	(0.17)	(0.28)

Net asset value, end of period	$11.23	$11.10

Total return[d]	2.74%	6.56%

Ratios to average net assets[e]

Expenses[f]	0.80%	0.83%

Net investment income	3.10%	3.55%

Supplemental data

Net assets, end of period (000’s)	$434,648	$244,196

Portfolio turnover rate	4.19%	13.91%

aFor the period September 10, 2018 (effective date) to May 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2019		Year Ended May 31,
	(unaudited)		2019		2018	2017	2016	2015

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.08		$10.70		$10.89	$11.10	$10.65	$10.42

Income from investment operations[a]:

Net investment income[b]	0.18		0.40		0.39	0.40	0.41	0.44

Net realized and unrealized gains (losses)	0.13		0.39		(0.19)	(0.22)	0.46	0.24

Total from investment operations	0.31		0.79		0.20	0.18	0.87	0.68

Less distributions from:

Net investment income	(0.18)		(0.41)		(0.39)	(0.39)	(0.42)	(0.45)

Net asset value, end of period	$11.21		$11.08		$10.70	$10.89	$11.10	$10.65

Total return[c]	2.82%		7.56%		1.92%	1.71%	8.37%	6.63%

Ratios to average net assets[d]

Expenses	0.65%	[e]	0.68%	[e]	0.66%	0.63%	0.65%	0.63%

Net investment income	3.25%		3.70%		3.63%	3.66%	3.83%	4.17%

Supplemental data

Net assets, end of period (000’s)	$1,403,340		$1,386,291		$1,378,169	$1,377,514	$1,442,703	$1,294,192

Portfolio turnover rate	4.19%		13.91%		11.08%	19.73%	12.23%	11.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2019		Year Ended May 31,
	(unaudited)		2019		2018	2017	2016	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.17		$10.78		$10.97	$11.17	$10.72	$10.49

Income from investment operations[a]:

Net investment income[b]	0.15		0.34		0.33	0.34	0.36	0.39

Net realized and unrealized gains (losses)	0.13		0.40		(0.19)	(0.21)	0.45	0.23

Total from investment operations	0.28		0.74		0.14	0.13	0.81	0.62

Less distributions from:

Net investment income	(0.15)		(0.35)		(0.33)	(0.33)	(0.36)	(0.39)

Net asset value, end of period	$11.30		$11.17		$10.78	$10.97	$11.17	$10.72

Total return[c]	2.53%		7.01%		1.34%	1.22%	7.73%	6.01%

Ratios to average net assets[d]

Expenses	1.20%	[e]	1.23%	[e]	1.21%	1.18%	1.20%	1.18%

Net investment income	2.70%		3.15%		3.08%	3.11%	3.28%	3.62%

Supplemental data

Net assets, end of period (000’s)	$275,894		$272,186		$327,022	$358,308	$377,550	$326,456

Portfolio turnover rate	4.19%		13.91%		11.08%	19.73%	12.23%	11.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2019		Year Ended May 31,
	(unaudited)		2019		2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.12		$10.74		$10.88

Income from investment operations[b]:

Net investment income[c]	0.19		0.41		0.35

Net realized and unrealized gains (losses)	0.13		0.39		(0.15)

Total from investment operations	0.32		0.80		0.20

Less distributions from:

Net investment income	(0.19)		(0.42)		(0.34)

Net asset value, end of period	$11.25		$11.12		$10.74

Total return[d]	2.88%		7.66%		1.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates and expense reduction	0.53%		0.57%		0.55%

Expenses net of waiver and payments by affiliates and expense reduction	0.52%	[f]	0.55%	[f]	0.53%

Net investment income	3.38%		3.83%		3.76%

Supplemental data

Net assets, end of period (000’s)	$27,639		$21,214		$13,004

Portfolio turnover rate	4.19%		13.91%		11.08%

aFor the period August 1, 2017 (effective date) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin California High Yield Municipal Fund (continued)

	Six Months Ended November 30, 2019		Year Ended May 31,
	(unaudited)		2019		2018	2017	2016	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.11		$10.73		$10.91	$11.12	$10.67	$10.44

Income from investment operations[a]:

Net investment income[b]	0.19		0.41		0.40	0.41	0.43	0.45

Net realized and unrealized gains (losses)	0.13		0.39		(0.18)	(0.22)	0.45	0.24

Total from investment operations	0.32		0.80		0.22	0.19	0.88	0.69

Less distributions from:

Net investment income	(0.19)		(0.42)		(0.40)	(0.40)	(0.43)	(0.46)

Net asset value, end of period	$11.24		$11.11		$10.73	$10.91	$11.12	$10.67

Total return[c]	2.87%		7.64%		2.10%	1.80%	8.46%	6.73%

Ratios to average net assets[d]

Expenses	0.55%	[e]	0.58%	[e]	0.56%	0.53%	0.55%	0.53%

Net investment income	3.35%		3.80%		3.73%	3.76%	3.93%	4.27%

Supplemental data

Net assets, end of period (000’s)	$1,003,064		$889,990		$748,355	$720,890	$635,463	$474,392

Portfolio turnover rate	4.19%		13.91%		11.08%	19.73%	12.23%	11.98%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2019 (unaudited)

Franklin California High Yield Municipal Fund

	Principal Amount	Value

Municipal Bonds 91.8%
California 89.0%
ABAG Finance Authority for Nonprofit Corporations Revenue, Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	$7,500,000	$7,989,750
Alameda Special Tax, CFD No. 13-1, Alameda Landing Public Improvements, 5.00%, 9/01/46	1,400,000	1,572,522
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,361,736
Artesia Redevelopment Project Area, 5.70%, 6/01/42	2,755,000	2,758,444
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,115,000	3,126,432
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., Pre-Refunded, 8/01/42	10,000,000	2,647,400
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	15,000,000	17,144,850
Beaumont Special Tax,
CFD No. 2016-1, Fairway Canyon, 5.00%, 9/01/44	300,000	345,762
CFD No. 2016-1, Fairway Canyon, 5.00%, 9/01/49	400,000	458,952
Beaumont USD, GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 6.00%, 8/01/41	1,925,000	2,087,489
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, Series A, 6.25%, 9/01/35	5,000,000	5,000,000
California Community Housing Agency Essential Housing Revenue, Verdant at Green Valley Project, Series A, 5.00%, 8/01/49	8,000,000	9,053,200
California Community Housing Agency Workforce Housing Revenue, Annadel Apartments, Series A, 5.00%, 4/01/49	28,150,000	31,295,481
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	3,000,000	3,019,680
California Health Facilities Financing Authority Revenue,
Adventist Health System/West, Refunding, Series A, 4.00%, 3/01/39	9,000,000	9,674,640
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/45	4,500,000	5,179,590
Children’s Hospital Los Angeles, Refunding, Series A, 4.00%, 8/15/49	3,375,000	3,645,101
El Camino Hospital, 4.00%, 2/01/42	6,500,000	7,024,355
El Camino Hospital, 5.00%, 2/01/42	5,000,000	5,907,900
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	5,000,000	5,639,800
Kaiser Permanente, Series A, Subseries A-2, 4.00%, 11/01/51	25,000,000	27,396,750
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,071,110
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,925,000	31,845,813
California Infrastructure and Economic Development Bank Revenue, Goodwill Industries of Sacramento Valley and Northern Nevada Project, Series A, 5.00%, 1/01/47	10,360,000	10,360,207
California Municipal Finance Authority Education Revenue,
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/36	1,000,000	1,148,610
American Heritage Education Foundation Project, Refunding, Series A, 5.00%, 6/01/46	1,750,000	1,981,140
Literacy First Charter Schools Project, Series A, 5.00%, 12/01/39	2,535,000	2,981,642
Literacy First Charter Schools Project, Series A, 5.00%, 12/01/49	1,385,000	1,608,456
California Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,129,590
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,349,964
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,891,335
Windsor Mobile Country Club, Refunding, Series A, 4.00%, 11/15/48	800,000	862,072
Windsor Mobile Country Club, Series A, Pre-Refunded, 5.625%, 11/15/33	1,000,000	1,177,410
Windsor Mobile Country Club, Series A, Pre-Refunded, 6.00%, 11/15/48	4,000,000	4,765,840

franklintempleton.com	Semiannual Report	19

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority Revenue,
Humangood Obligated Group, Refunding, Series A, 5.00%, 10/01/44	$7,885,000	$9,206,053
Kern Regional Center Project, Refunding, Series A, 5.00%, 5/01/49	3,895,000	4,652,461
California PFA Educational Facilities Revenue,
Trinity Classical Academy Project, Series A, 5.00%, 7/01/36	525,000	565,115
Trinity Classical Academy Project, Series A, 5.00%, 7/01/44	460,000	485,788
Trinity Classical Academy Project, Series A, 5.00%, 7/01/54	1,000,000	1,048,040
California PFAR,
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/37	1,100,000	1,256,805
Henry Mayo Newhall Hospital, Refunding, 5.00%, 10/15/47	5,000,000	5,633,000
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/27	1,125,000	1,136,070
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/32	3,305,000	3,335,670
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/37	4,670,000	4,701,756
University Housing, NCCD Claremont Properties LLC, Claremont Colleges Project, Series A, 5.00%, 7/01/47	11,210,000	11,286,228
California School Finance Authority Charter School Revenue,
Aspire Public Schools-Obligated Group, Refunding, 5.00%, 8/01/46	2,500,000	2,773,850
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/35	1,000,000	1,125,780
Aspire Public Schools-Obligated Group, Refunding, Series B, 5.00%, 8/01/45	1,100,000	1,221,176
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/37	1,485,000	1,674,204
Classical Academies Project, Refunding, Series A, 5.00%, 10/01/44	5,610,000	6,242,303
Ednovate-Obligated Group, 5.00%, 6/01/48	1,000,000	1,075,600
Ednovate-Obligated Group, 5.00%, 6/01/56	1,710,000	1,827,785
Larchmont Charter School Project, Series A, 5.00%, 6/01/55	2,050,000	2,204,980
Rocketship Education-Obligated Group, Series A, 5.00%, 6/01/34	750,000	811,665
Rocketship Education-Obligated Group, Series A, 5.125%, 6/01/47	845,000	909,904
Rocketship Education-Obligated Group, Series A, 5.25%, 6/01/52	980,000	1,056,420
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/30	315,000	347,659
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/37	360,000	391,370
Rocketship Public Schools-Obligated Group, Series G, 5.00%, 6/01/47	1,720,000	1,855,846
Summit Public Schools-Obligated Group, 5.00%, 6/01/47	1,500,000	1,721,970
California School Finance Authority Educational Facility Revenue,
River Springs Charter School, Series A, 5.00%, 7/01/30	2,000,000	2,259,160
River Springs Charter School, Series A, 5.00%, 7/01/37	2,000,000	2,210,740
River Springs Charter School, Series A, 5.00%, 7/01/47	1,975,000	2,150,064
River Springs Charter School, Series A, 5.00%, 7/01/52	1,340,000	1,454,155
California School Finance Authority School Facility Revenue,
Alliance for College-Ready Public Schools Projects, Series C, 5.00%, 7/01/46	10,000,000	11,199,900
Granada Hills Charter High School, 5.00%, 7/01/43	2,000,000	2,281,200
Granada Hills Charter High School, 5.00%, 7/01/49	1,950,000	2,216,897
Granada Hills Charter High School, 5.00%, 7/01/54	5,000,000	5,661,300
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/35	2,525,000	2,858,224
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/38	1,000,000	1,183,440
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/45	3,500,000	3,899,105

20	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California School Finance Authority School Facility Revenue, (continued)
Green Dot Public Schools California Projects, Series A, 5.00%, 8/01/48	$1,750,000	$2,041,253
Kipp LA Projects, Series A, 5.00%, 7/01/35	1,200,000	1,364,460
Kipp LA Projects, Series A, 5.00%, 7/01/45	1,675,000	1,871,829
Kipp LA Projects, Series A, 5.00%, 7/01/47	1,500,000	1,730,745
Kipp Social Projects, Series A, 5.00%, 7/01/39	1,000,000	1,210,030
Kipp Social Projects, Series A, 5.00%, 7/01/49	1,000,000	1,188,900
Kipp Social Projects, Series A, 5.00%, 7/01/54	2,150,000	2,535,968
California State Community College Financing Authority College Housing Revenue,
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/43	3,200,000	3,770,272
NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/48	4,500,000	5,278,185
California State Educational Facilities Authority Revenue,
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/44	5,000,000	6,026,400
Art Center College of Design, Refunding, Series A, 5.00%, 12/01/48	5,000,000	6,012,300
Chapman University, 5.00%, 4/01/40	5,000,000	5,789,350
Loma Linda University, Refunding, Series A, 5.00%, 4/01/42	8,500,000	9,992,345
Stanford University, Series V-1, 5.00%, 5/01/49	10,000,000	15,235,900
University of the Pacific, Refunding, 5.00%, 11/01/36	3,000,000	3,548,790
University of San Francisco, Pre-Refunded, 6.125%, 10/01/36	980,000	1,071,287
University of San Francisco, Refunding, 6.125%, 10/01/36	1,020,000	1,115,992
California State GO,
Various Purpose, 4.00%, 10/01/44	15,000,000	17,229,900
Various Purpose, Refunding, 5.00%, 3/01/45	3,900,000	4,522,089
California State Infrastructure and Economic Development Bank National Charter Revenue,
Equitable School Revolving Fund, Series B, 5.00%, 11/01/39	300,000	365,766
Equitable School Revolving Fund, Series B, 5.00%, 11/01/44	350,000	422,534
Equitable School Revolving Fund, Series B, 5.00%, 11/01/49	350,000	420,175
California State Muni Finance Authority Senior Living Revenue, MT San Antonio Gardens Project, Refunding, 5.00%, 11/15/39	1,100,000	1,299,078
California State Municipal Finance Authority Charter School Lease Revenue,
Santa Rosa Academy Project, 5.125%, 7/01/35	450,000	493,920
Santa Rosa Academy Project, 5.375%, 7/01/45	1,400,000	1,539,370
California State Municipal Finance Authority Charter School Revenue,
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/36	2,675,000	2,947,128
King/Chavez Academy of Excellence Project, Refunding and Improvement, Series A, 5.00%, 5/01/46	2,775,000	3,013,761
The Palmdale Aerospace Academy Project, Series A, 3.875%, 7/01/28	1,400,000	1,490,440
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/31	1,000,000	1,131,950
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/36	2,750,000	3,076,040
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/38	1,100,000	1,253,659
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/41	1,750,000	1,935,465
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/46	1,670,000	1,837,635
The Palmdale Aerospace Academy Project, Series A, 5.00%, 7/01/49	1,800,000	2,021,220

franklintempleton.com	Semiannual Report	21

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State Municipal Finance Authority Revenue,
Biola University, Refunding, 5.00%, 10/01/36	$1,100,000	$1,308,329
Biola University, Refunding, 5.00%, 10/01/39	1,000,000	1,180,120
California Baptist University, Series A, 5.00%, 11/01/36	2,500,000	2,870,425
California Baptist University, Series A, 5.375%, 11/01/40	5,000,000	5,740,800
California Baptist University, Series A, 5.50%, 11/01/45	10,000,000	11,490,600
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/40	5,000,000	5,711,700
Community Medical Centers, Refunding, Series A, 4.00%, 2/01/42	10,000,000	10,813,400
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.00%, 11/01/36	1,395,000	1,444,397
The Creative Center of Los Altos Project Pinewood and Oakwood School, Refunding, Series B, 4.50%, 11/01/46	1,600,000	1,678,384
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/37	2,625,000	3,076,421
Harbor Regional Center Project, Refunding, 5.00%, 11/01/32	3,020,000	3,536,118
Harbor Regional Center Project, Refunding, 5.00%, 11/01/39	6,525,000	7,497,747
Inland Regional Center Project, Refunding, 5.00%, 6/15/37	9,965,000	11,431,948
LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	15,500,000	18,163,210
LINXS APM Project, senior lien, Series A, 4.00%, 12/31/47	20,000,000	21,406,200
LINXS APM Project, senior lien, Series B, 5.00%, 6/01/48	6,750,000	7,861,455
NorthBay Healthcare Group, 5.00%, 11/01/35	1,100,000	1,222,815
NorthBay Healthcare Group, 5.00%, 11/01/44	1,050,000	1,152,627
NorthBay Healthcare Group, Series A, 5.25%, 11/01/47	3,000,000	3,438,660
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,530,510
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,937,650
Town and Country Manor, Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,000,000	1,248,630
Town and Country Manor, Refunding, California Mortgage Insured, 5.00%, 7/01/49	2,650,000	3,243,096
University of La Verne, Refunding, Series A, 5.00%, 6/01/43	5,000,000	5,874,200
California State Municipal Finance Authority Senior Living Revenue, MT San Antonio Gardens Project, Refunding, 5.00%, 11/15/49	2,050,000	2,390,997
California State Municipal Finance Authority Special Facility Revenue, United Airlines Inc. Los Angeles International Airport Project, 4.00%, 7/15/29	15,000,000	17,032,650
California State Municipal Finance Authority Student Housing Revenue,
Bowles Hall Foundation, Series A, 5.00%, 6/01/35	600,000	679,212
Bowles Hall Foundation, Series A, 5.00%, 6/01/50	3,250,000	3,612,765
CHF-Davis I LLC - West Village Student Housing Project, 5.00%, 5/15/48	5,000,000	5,914,500
CHF-Riverside I LLC - UCR Dundee-Glasgow Student Housing Project, 5.00%, 5/15/43	1,500,000	1,784,115
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/41	1,450,000	1,760,605
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/49	3,925,000	4,707,370
CHF-Riverside II LLC-UCR North District Phase 1 Student Housing Project, 5.00%, 5/15/52	6,425,000	7,679,545
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.00%, 7/01/22	3,500,000	3,581,550
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	13,000,000	13,586,430
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	6,500,000	7,067,580
California State Public Works Board Lease Revenue,
Department of Corrections and Rehabilitation, California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,022,522
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,861,568

22	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/47	$14,980,000	$17,473,870
California Statewide CDA Hospital Revenue, Methodist Hospital of Southern California, Refunding, 5.00%, 1/01/48	5,000,000	5,833,000
California Statewide CDA College Housing Revenue,
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/39	2,550,000	2,982,811
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/49	3,375,000	3,890,632
NCCD-Hooper Street LLC-California College of the Arts Project, 5.25%, 7/01/52	1,535,000	1,762,733
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 5.00%, 5/15/32	750,000	854,528
Aldersly, Refunding, Series A, 5.00%, 5/15/40	1,010,000	1,133,715
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	8,988,254
California Baptist University, Refunding, Series A, 5.00%, 11/01/32	1,135,000	1,339,289
California Baptist University, Refunding, Series A, 5.00%, 11/01/41	1,875,000	2,161,538
California Baptist University, Series A, 5.125%, 11/01/23	515,000	552,549
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,804,116
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,638,394
California Baptist University, Series A, Pre-Refunded, 7.25%, 11/01/31	1,250,000	1,397,000
California Baptist University, Series A, Pre-Refunded, 7.50%, 11/01/41	2,750,000	3,086,380
[a] Community Infrastructure Program, Series C, 5.00%, 9/02/34	1,500,000	1,756,380
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	9,173,040
Enloe Medical Center, Refunding, California Mortgage Insured, 5.00%, 8/15/38	6,000,000	7,071,360
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,721,838
Huntington Memorial Hospital, 5.00%, 7/01/43	1,000,000	1,195,680
Huntington Memorial Hospital, 4.00%, 7/01/48	6,000,000	6,437,100
Huntington Memorial Hospital, Refunding, Series B, 5.00%, 7/01/44	4,450,000	4,998,685
Insured Senior Living Health Facility, Los Angeles Jewish Home for the Aging, Fountainview at Gonda, Series A, California Mortgage Insured, 5.00%, 8/01/44	2,450,000	2,722,097
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/34	375,000	444,394
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/46	10,735,000	11,926,478
Lancer Educational Student Housing Project, Series A, 5.00%, 6/01/39	475,000	554,263
Lancer Educational Student Housing Project, Series A, 5.00%, 6/01/51	1,450,000	1,668,660
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	8,550,000	9,455,445
Loma Linda University Medical Center, Series A, 5.00%, 12/01/36	9,255,000	10,495,355
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41	1,245,000	1,395,097
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	6,500,000	7,320,690
Loma Linda University Medical Center, Series A, 5.50%, 12/01/58	27,660,000	32,382,945
Marin General Hospital, Green Bonds, Series A, 4.00%, 8/01/45	1,500,000	1,558,635
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/35	2,000,000	2,284,560
Statewide Community Infrastructure Program, Emerson Ranch Project, 5.00%, 9/02/45	3,810,000	4,292,155
Statewide Community Infrastructure Program, Pacific Highlands Ranch, 5.00%, 9/02/39	700,000	847,833
Statewide Community Infrastructure Program, Pacific Highlands Ranch, 5.00%, 9/02/49	1,000,000	1,192,250
Statewide Community Infrastructure Program, Refunding, Series R1, 5.00%, 9/02/40	2,230,000	2,405,077
Statewide Community Infrastructure Program, Series A, 4.00%, 9/02/27	1,995,000	2,078,930
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/36	1,035,000	1,159,200
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/37	1,975,000	2,187,115
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/38	2,150,000	2,554,479
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/39	1,700,000	2,021,912

franklintempleton.com	Semiannual Report	23

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/44	$1,000,000	$1,177,150
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/45	2,250,000	2,504,025
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/46	2,460,000	2,703,122
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/47	3,750,000	4,402,875
Statewide Community Infrastructure Program, Series A, 5.00%, 9/02/48	1,000,000	1,176,220
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/34	2,000,000	2,405,140
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/37	3,260,000	3,734,265
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/38	3,000,000	3,525,450
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/39	1,060,000	1,258,676
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/43	5,095,000	5,942,757
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/44	1,150,000	1,350,526
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/47	2,540,000	2,871,851
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/48	5,000,000	5,807,800
Statewide Community Infrastructure Program, Series B, 5.00%, 9/02/49	1,685,000	1,971,012
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/37	4,970,000	5,648,405
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/38	6,000,000	7,050,900
[a] Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/39	850,000	983,629
[a] Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/44	725,000	831,778
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/47	1,785,000	2,005,144
Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/48	6,605,000	7,672,104
[a] Statewide Community Infrastructure Program, Series C, 5.00%, 9/02/49	745,000	851,386
California Statewide CDA Special Tax Revenue,
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/36	1,000,000	1,139,860
CFD No. 2015-01, Improvement Area No. 1, University District, Refunding, Series A, 5.00%, 9/01/45	1,500,000	1,689,915
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	900,000	1,020,204
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/37	1,225,000	1,447,031
CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/47	2,000,000	2,328,140
CFD No. 2016-02, Delta Coves, 5.00%, 9/01/39	1,230,000	1,369,334
CFD No. 2016-02, Delta Coves, 5.00%, 9/01/49	3,000,000	3,293,280
CFD No. 2016-02, Delta Coves, Series A, 5.00%, 9/01/46	11,080,000	11,701,810
CFD No. 2018-03, Uptown Newport, 5.00%, 9/01/39	1,750,000	2,024,663
CFD No. 2018-03, Uptown Newport, 5.00%, 9/01/48	2,000,000	2,290,660
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%, 5/15/40	1,500,000	1,727,265
University of California, Irvine East Campus Apartments, Phase IV-A, CHF-Irvine LLC, Series A, 5.00%, 5/15/42	710,000	829,550
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,464,324
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,028,528
Casitas Municipal Water District Special Tax,
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.00%, 9/01/42	8,000,000	9,627,840
CFD No. 2013-1, Ojai, Series B, BAM Insured, 5.25%, 9/01/47	5,000,000	6,088,750
Centinela Valley UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	10,441,200
GO, Los Angeles County, Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,860,537

24	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Ceres USD,
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn., 8/01/39	$6,450,000	$1,640,945
GO, Stanislaus County, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn., 8/01/40	6,730,000	1,592,924
Chino CFD No. 2003-3 Special Tax, Improvement Area No. 6, 5.00%, 9/01/45	1,665,000	1,876,205
Chino CFD No. 2016-2 Special Tax, 5.00%, 9/01/42	1,535,000	1,740,475
Chula Vista CFD Special Tax No. 16-I,
Improvement Area No. 1, 5.00%, 9/01/43	1,000,000	1,154,120
Improvement Area No. 1, 5.00%, 9/01/48	1,185,000	1,363,260
City of Fullerton Special Assessment,
CFD No. 2, Amerige Heights, 5.00%, 9/01/34	1,075,000	1,166,042
CFD No. 2, Amerige Heights, 5.00%, 9/01/44	2,450,000	2,636,616
Clovis USD,
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/27	6,295,000	5,446,182
GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/28	3,000,000	2,521,500
GO, Capital Appreciation, Election of 2004, Series A, Pre-Refunded, zero cpn., 8/01/27	1,205,000	1,067,317
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/42	8,500,000	4,374,525
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series D, AGMC Insured, zero cpn., 8/01/43	3,000,000	1,487,130
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	2,255,000	2,308,241
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	3,460,000	3,544,078
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,835,220
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	735,000	736,308
Corona CFD No. 2018-1 Special Tax,
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/38	1,200,000	1,365,360
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/43	1,155,000	1,306,351
Improvement Area No. 1, Bedford, Series A, 5.00%, 9/01/48	1,000,000	1,127,670
Corona-Norco USD GO, Riverside County, Election of 2014, Federally Tax-Exempt, Series C, 4.00%, 8/01/49	7,000,000	7,827,540
Corona-Norco USD Special Tax, CFD No. 2005-1, Refunding, 5.00%, 9/01/36	500,000	581,165
Cotati-Rohnert Park USD, GO, Election of 2014, Series C, BAM Insured, 5.00%, 8/01/45	4,000,000	4,623,720
CSD San Bernardino County GO,
Election of 2008, Series C, 5.00%, 8/01/44	3,615,000	4,214,114
Election of 2014, Series A, 5.00%, 8/01/44	7,375,000	8,597,259
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects, Series B, Pre-Refunded, 7.75%, 10/01/27	3,795,000	4,259,963
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,660,000	4,661,724
Dana Point CFD Special Tax No. 2006-1,
5.00%, 9/01/38	1,000,000	1,076,540
5.00%, 9/01/45	2,500,000	2,700,600
Del Mar Race Track Authority Revenue, Refunding, 5.00%, 10/01/35	2,000,000	2,236,020
[a] Del Mar USD, CFD No. 99-1 Special Tax, Facilities Financing, Refunding, BAM Insured, 4.00%, 9/01/49	2,000,000	2,234,860
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,129,940

franklintempleton.com	Semiannual Report	25

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	$26,260,000	$16,860,496
Dublin CFD No. 1 Special Tax,
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/37	1,550,000	1,818,305
Improvement Area No. 1, Dublin Crossing, 5.00%, 9/01/47	4,500,000	5,215,455
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/21	110,000	114,347
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/22	155,000	164,088
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/23	200,000	215,408
Improvement Area No. 2, Dublin Crossing, 4.00%, 9/01/24	250,000	273,588
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/25	305,000	355,856
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/26	360,000	427,565
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/29	660,000	789,994
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/39	3,665,000	4,278,154
Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/44	3,625,000	4,197,170
Dublin CFD No. 2015-1 Special Tax, Improvement Area No. 2, Dublin Crossing, 5.00%, 9/01/49	5,300,000	6,118,744
El Dorado County Special Tax,
CFD No. 2014-1, Carson Creek, 4.00%, 9/01/43	1,250,000	1,344,363
CFD No. 2014-1, Carson Creek, 5.00%, 9/01/48	2,850,000	3,217,992
El Rancho USD, GO, Los Angeles County, Capital Appreciation, Election of 2003, NATL Insured, zero cpn., 8/01/29	2,400,000	1,949,136
Fairfield CFD No. 2016-1 Special Tax Revenue,
Villages at Fairfield, Improvement Area, Series A, 5.00%, 9/01/44	1,000,000	1,198,710
Villages at Fairfield, Improvement Area, Series A, 5.00%, 9/01/49	1,600,000	1,910,368
Fillmore Special Tax,
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/40	1,500,000	1,658,340
CFD No. 5 Improvement Area A, Heritage Valley Parks, Series A, 5.00%, 9/01/45	2,630,000	2,900,758
Folsom Ranch Financing Authority Special Tax Revenue,
CFD No. 19, Mangini Ranch, 5.00%, 9/01/47	3,280,000	3,811,360
CFD No. 19, Mangini Ranch, 5.00%, 9/01/49	800,000	930,456
CFD No. 19, Mongini Ranch, 5.00%, 9/01/39	875,000	1,029,831
CFD No. 19, Mongini Ranch, 5.00%, 9/01/44	1,140,000	1,332,637
CFD No. 20, Russell Ranch, 5.00%, 9/01/28	600,000	713,886
CFD No. 20, Russell Ranch, 5.00%, 9/01/33	530,000	620,831
CFD No. 20, Russell Ranch, 5.00%, 9/01/38	850,000	985,082
CFD No. 20, Russell Ranch, 5.00%, 9/01/48	1,675,000	1,922,699
Fontana Special Tax,
CFD No. 74B, Citrus/Summit, 5.00%, 9/01/49	765,000	877,746
CFD No. 80, Bella Strada, 5.00%, 9/01/46	1,000,000	1,163,380
CFD No. 81, Gabriella, 4.00%, 9/01/43	1,000,000	1,082,660
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	35,199,000
Capital Appreciation, senior lien, Refunding, Series A, zero cpn., 1/15/33	19,000,000	12,850,270
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	47,088,400
Refunding, Sub Series B-1, 3.95%, 1/15/53	25,000,000	26,975,750
Subseries B-2, Refunding, Series B, 3.50%, 1/15/53	18,000,000	18,791,640
Freddie Mac MFH Revenue, Pass - Through ML06 Class XCA, 1.106%, 7/25/35	141,347,000	14,802,126

26	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Fremont CFD No. 1 Special Tax,
Pacific Commons, Refunding, 5.00%, 9/01/40	$4,655,000	$5,274,441
Pacific Commons, Refunding, 5.00%, 9/01/45	3,255,000	3,668,710
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed, Series A, 5.00%, 6/01/45	37,630,000	43,321,161
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, Second Subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	8,376,000
Asset-Backed, Refunding, Series A-1, 5.25%, 6/01/47	63,500,000	65,726,945
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	12,750,000	13,118,602
Asset-Backed, Senior, Refunding, Series A-2, 5.30%, 6/01/37	5,000,000	5,203,600
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,023,050
Hanford Joint UHSD,
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	3,635,000	2,685,320
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/33	3,705,000	2,653,336
GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/35	4,120,000	2,759,452
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, zero cpn., 8/01/49	10,000,000	4,140,800
Imperial Community College District GO, Imperial County, Capital Appreciation, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 6.75%, 8/01/40	3,500,000	4,555,530
Imperial County Special Tax, CFD No. 98-1, LOC BNP Paribas, 6.50%, 9/01/31	5,405,000	5,425,107
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/45	2,465,000	2,530,421
Lamplighter Salinas Mobilehome Park, Series A, 6.25%, 7/15/50	2,000,000	2,048,580
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,199,876
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	5,229,984
San Juan Mobile Estates, Refunding, 5.00%, 8/15/45	5,000,000	5,584,700
San Juan Mobile Estates, Refunding, 5.00%, 8/15/50	4,900,000	5,435,080
Union City Tropics, Refunding, 5.00%, 5/15/48	3,000,000	3,561,060
Indio CFD Special Tax, No. 2004-3, Terra Lago, Improvement Area No. 1, Refunding, 5.00%, 9/01/35	1,240,000	1,398,038
Inland Valley Development Agency Successor Agency Tax Allocation,
Refunding, Series A, 5.25%, 9/01/37	7,500,000	8,567,850
Refunding, Series A, 5.00%, 9/01/44	9,000,000	10,085,580
Irvine Special Tax Revenue,
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/39	1,000,000	1,112,770
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/44	1,500,000	1,661,010
CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%, 9/01/49	2,750,000	3,034,570
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/43	2,500,000	2,887,250
CFD No. 2013-3, Great Park, Improvement Area No. 8, 5.00%, 9/01/48	3,250,000	3,740,880
CFD No. 2013-3, Great Park, Improvement Area No. 8, AGMC Insured, 5.00%, 9/01/51	1,250,000	1,481,663
Irvine USD Special Tax,
CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,646,849
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/45	2,000,000	2,339,240
CFD No. 09-1, Refunding, Series A, 5.00%, 9/01/49	2,000,000	2,328,020
CFD No. 09-1, Series A, 5.00%, 9/01/42	700,000	820,806
CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/44	2,400,000	2,703,024
CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/49	4,300,000	4,824,600
CFD No. 09-1, Series A, BAM Insured, 4.00%, 9/01/54	5,500,000	6,120,345

franklintempleton.com	Semiannual Report	27

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Irvine USD Special Tax, (continued)
CFD No. 09-1, Series B, 5.00%, 9/01/42	$1,000,000	$1,172,580
CFD No. 09-1, Series B, 5.00%, 9/01/51	2,500,000	2,887,975
CFD No. 09-1, Series C, 5.00%, 9/01/47	1,000,000	1,165,800
CFD No. 09-1, Series C, 4.00%, 9/01/53	1,260,000	1,346,108
CFD No. 09-1, Series D, 5.00%, 9/01/49	1,000,000	1,163,250
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,524,828
Refunding, Series A, 5.00%, 9/01/43	4,000,000	4,584,840
sub. lien, Series B, 5.00%, 9/01/40	4,000,000	4,515,880
Kaweah Delta Health Care District Revenue, Series B, 5.00%, 6/01/40	3,250,000	3,649,165
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,516,272
La Verne Mobile Home Park Revenue, Copacabana Mobilehome Park, Refunding, 5.00%, 6/15/49	1,765,000	1,968,787
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,416,298
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,575,696
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,730,480
Lake Tahoe USD, GO, Election of 2008, Convertible Capital Appreciation, zero cpn. to 8/01/25, 5.30% thereafter, 8/01/40	1,140,000	1,107,385
Lammersville Joint USD Special Tax,
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/43	775,000	892,769
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/47	4,000,000	4,648,000
CFD No. 2014-1, Improvement Area No. 1, Mountain House School Facilities, 5.00%, 9/01/48	2,500,000	2,869,700
Lancaster RDA Successor Agency Tax Allocation, Combined Redevelopment Project Areas, Housing
Programs, Refunding, AGMC Insured, 4.00%, 8/01/39	3,500,000	3,851,645
Las Virgenes USD, GO, Election of 2006, Convertible Capital Appreciation, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	8,775,224
Lathrop Financing Authority Revenue,
Mossdale Village, Refunding, Series A, 6.00%, 9/02/28	1,010,000	1,104,950
Mossdale Village, Refunding, Series A, 6.00%, 9/02/29	1,070,000	1,167,595
Mossdale Village, Refunding, Series A, 6.00%, 9/02/30	1,075,000	1,170,514
Mossdale Village, Refunding, Series A, 5.50%, 9/02/35	3,670,000	3,888,402
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/32	1,155,000	1,258,095
Special Tax, junior lien, Refunding, Series B, 5.375%, 9/01/35	805,000	877,120
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area, Refunding, AGMC Insured, 4.00%, 8/01/34	1,000,000	1,149,330
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	6,552,520
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,803,566
Long Beach Community College District GO,
Los Angeles County, Election of 2016, Series C, 4.00%, 8/01/45	2,500,000	2,795,175
Los Angeles County, Election of 2016, Series C, 4.00%, 8/01/49	4,400,000	4,902,040
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/34	1,300,000	1,482,182
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/40	3,500,000	3,964,870
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/45	2,500,000	2,824,375

28	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Los Alamitos USD,
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/34	$1,500,000	$1,599,645
COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter, 8/01/42	4,500,000	4,675,770
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Antelope Valley Community College District, Series C, Pre-Refunded, 5.00%, 6/01/30	2,200,000	2,244,506
Mendocino-Lake Community College District GO,
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	6,714,415
Capital Appreciation, Election of 2006, Series B, AGMC Insured, zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	8,574,225
Menifee Union School District Special Tax, CFD No. 2014-3, 5.00%, 9/01/44	1,500,000	1,749,945
Menifee USD Special Tax,
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/43	1,000,000	1,152,940
CFD No. 2011-1, Improvement Area No. 3, 5.00%, 9/01/48	1,500,000	1,723,830
CFD No. 2011-1, Improvement Area No. 4, 5.00%, 9/01/44	1,245,000	1,459,227
CFD No. 2011-1, Improvement Area No. 4, 5.00%, 9/01/48	1,600,000	1,868,768
CFD No. 2014-3, 5.00%, 9/01/49	1,600,000	1,861,184
CFD No. 2018-2, Improvement Area No. 4, 5.00%, 9/01/49	1,035,000	1,205,351
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, Pre-Refunded, zero cpn., 8/01/41	10,000,000	2,444,800
Moreland School District GO, Election of 2010, Series B, 5.00%, 8/01/41	4,045,000	4,711,171
Moreno Valley USD,
CFD No. 2015-2 Special Tax, 5.00%, 9/01/44	870,000	991,113
CFD No. 2015-3 Special Tax, 4.125%, 9/01/48	1,160,000	1,236,780
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	50,061,124
Murrieta CFD No. 2005-5 Special Tax, Golden City, Improvement Area B, 5.00%, 9/01/48	3,740,000	4,286,564
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,364,830
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	8,807,040
Oakdale PFAR, Refunding, 5.00%, 9/01/35	1,270,000	1,429,449
Oakland USD Alameda County GO, Election of 2012, Pre-Refunded, 6.625%, 8/01/38	5,000,000	5,468,200
Oakley PFAR,
Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,100,550
Contra Costa County, Refunding, BAM Insured, 5.00%, 9/02/36	1,500,000	1,728,120
Ontario CFD No. 26 Special Tax, Park place Facilities Phase III, 5.00%, 9/01/47	880,000	1,037,450
Ontario CFD No. 28 Special Tax,
New Haven Facilities, Area A, 5.00%, 9/01/42	1,000,000	1,128,150
New Haven Facilities, Area A, 5.00%, 9/01/47	500,000	564,315
Ontario CFD No. 31 Special Tax, Amberly Lane, Carriage House, 5.00%, 9/01/47	1,100,000	1,280,708
Ontario City CFD No. 33, Special Tax, Archibald/Schaefer, 5.00%, 9/01/50	1,000,000	1,167,300
Orange County CFD No. 2015-1 Special Tax,
Village of Esencia, Series A, 5.00%, 8/15/34	1,495,000	1,709,891
Village of Esencia, Series A, 5.25%, 8/15/45	4,880,000	5,571,935
Orange County CFD No. 2017-1 Special Tax,
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/42	6,230,000	7,403,296
Village of Esencia, Improvement Area No. 1, Series A, 5.00%, 8/15/47	10,000,000	11,823,400
Orchard School District GO, Election of 2001, Series B, AGMC Insured, Pre-Refunded, 6.00%, 8/01/36	3,000,000	3,100,380

franklintempleton.com	Semiannual Report	29

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Oro Grande Elementary School District COP,
5.875%, 9/15/37	$14,000,000	$14,441,840
6.125%, 9/15/40	1,500,000	1,553,580
Oroville Revenue,
Oroville Hospital, 5.25%, 4/01/49	4,000,000	4,691,800
Oroville Hospital, 5.25%, 4/01/54	3,500,000	4,085,970
Palomar Health COP,
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/38	5,000,000	5,300,250
Palomar Health and Arch Health Partners Inc., 4.00%, 11/01/47	6,000,000	6,307,500
Palomar Health Revenue,
Refunding, 5.00%, 11/01/36	6,250,000	7,188,562
Refunding, 5.00%, 11/01/42	5,000,000	5,779,850
Palomar Pomerado Health COP, Pre-Refunded, 6.00%, 11/01/30	10,000,000	10,449,400
Paramount USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/51	25,000,000	3,235,000
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	6,465,450
Perris CFD No. 2001-2 Special Tax, Villages of Avalon, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,976,910
Perris Joint Powers Authority Local Agency Revenue,
CFD No. 2001-1, Improvement Area Nos. 6 and 7, Refunding, Series E, 4.25%, 9/01/38	4,195,000	4,463,354
CFD No. 2014-1, Improvement Area No. 2, Avelina, Series A, 4.00%, 9/01/48	2,530,000	2,611,415
May Farms, Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	1,980,000	2,201,384
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,830,000	4,135,404
Perris PFAR Tax Allocation, Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,267,861
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	5,295,000	5,346,838
Pittsburg USD,
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/47	9,000,000	2,005,110
GO, Capital Appreciation, Election of 2010, Series C, zero cpn., 8/01/52	15,000,000	2,400,750
Porterville PFA Sewer Revenue, Series A, Pre-Refunded, 5.625%, 10/01/36	5,000,000	5,431,100
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/30	3,500,000	4,637,080
Poway USD Special Tax, CFD No. 15, Del Sur East, Improvement Area C, 5.00%, 9/01/46	2,000,000	2,289,780
Rancho Cordova CFD No. 2005-1 Special Tax,
Sunridge North Douglas, 5.00%, 9/01/40	1,200,000	1,353,732
Sunridge North Douglas, 5.00%, 9/01/45	1,250,000	1,404,938
[a] Rancho Cordova CFD No. 2018-1 Special Tax,
Grantline 208, 5.00%, 9/01/39	345,000	397,340
Grantline 208, 5.00%, 9/01/44	415,000	474,366
Grantline 208, 5.00%, 9/01/49	400,000	455,900
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	3,363,030
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	7,710,560
Rio Elementary School District CFD No. 1 Special Tax, Pre-Refunded, 5.50%, 9/01/39	6,915,000	8,033,570
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	16,004,690

30	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Rio Vista CFD No. 2018-1 Special Tax,
Liberty Community, Refunding, 5.00%, 9/01/33	$1,625,000	$1,899,251
Liberty Community, Refunding, 5.00%, 9/01/38	1,000,000	1,159,910
Liberty Community, Refunding, 5.00%, 9/01/48	1,190,000	1,366,763
Riverbank USD,
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/38	6,690,000	3,800,254
GO, Election of 2005, Series B, Assured Guaranty, zero cpn., 8/01/43	8,750,000	4,086,425
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,580,881
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,796,607
Housing, Series A, Pre-Refunded, 6.00%, 10/01/39	3,000,000	3,125,340
Housing, Series A, Pre-Refunded, 7.125%, 10/01/42	1,750,000	1,942,938
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,320,564
Riverside County Redevelopment Successor Agency Tax Allocation, Housing, Refunding, Series A, AGMC Insured, 4.00%, 10/01/37	6,000,000	6,435,480
Riverside County Special Tax, CFD No. 03-1, Newport Road, Refunding, 5.00%, 9/01/30	1,500,000	1,691,430
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/43	7,500,000	3,654,375
senior lien, Series A, 5.75%, 6/01/44	5,000,000	5,592,950
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,833,361
Riverside USD Special Tax,
CFD No. 32, 4.00%, 9/01/43	1,600,000	1,720,928
CFD No. 32, 4.00%, 9/01/48	1,850,000	1,992,783
RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, BAM Insured, 5.00%, 9/01/41	3,000,000	3,507,630
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/40	2,000,000	2,262,500
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,640,010
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/35	4,690,000	5,356,777
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/38	3,000,000	3,408,300
CFD No. 2006-1, Brendle Mills, Refunding, 5.00%, 9/01/44	1,120,000	1,306,693
CFD No. 91-1, Refunding, 5.00%, 9/01/41	1,265,000	1,481,505
Roseville Special Tax,
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/32	1,265,000	1,469,930
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/47	6,500,000	7,412,405
Fiddyment Ranch CFD No. 5, Public Facilities, Refunding, 5.00%, 9/01/49	1,000,000	1,157,840
HP Campus Oaks CFD No. 1, Public Facilities, 5.00%, 9/01/36	2,300,000	2,610,960
HP Campus Oaks CFD No. 1, Public Facilities, 5.50%, 9/01/46	7,550,000	8,724,327
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/36	685,000	803,806
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/39	695,000	812,698
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,615,000	1,873,174
Villages at Sierra Vista CFD No. 1, Public Facilities, 5.00%, 9/01/49	1,835,000	2,122,159
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/29	500,000	568,205
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/34	1,100,000	1,233,738
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/39	1,885,000	2,095,932
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,650,000	1,826,402
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/44	1,475,000	1,720,484

franklintempleton.com	Semiannual Report	31

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Roseville Special Tax, (continued)
Westbrook CFD No. 1, Public Facilities, 5.00%, 9/01/49	$2,325,000	$2,698,441
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/32	1,120,000	1,289,098
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/33	1,000,000	1,147,960
Westpark CFD No. 1, Public Facilities, Refunding, 5.00%, 9/01/37	1,250,000	1,422,663
Westpark-Federico Community Facilities District No.1, 5.00%, 9/01/44	500,000	564,985
Westpark-Federico Community Facilities District No.1, 5.00%, 9/01/49	575,000	647,853
SVSP Westpark-Federico CFD No. 1, Public Facilities, 5.00%, 9/01/34	410,000	469,503
SVSP Westpark-Federico CFD No. 1, Public Facilities, 5.00%, 9/01/39	440,000	500,364
Rowland USD,
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/34	5,000,000	3,253,750
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/39	15,000,000	8,356,500
GO, Capital Appreciation, Election of 2006, Series B, zero cpn., 8/01/42	10,750,000	5,569,682
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment, Refunding, BAM Insured, 5.00%, 10/01/44	2,000,000	2,270,720
Sacramento Special Tax,
Natomas Central CFD No. 2, 5.00%, 9/01/46	1,815,000	2,084,328
Natomas Meadows, CFD No. 2007-01, Improvement Area No. 2, 5.00%, 9/01/44	500,000	576,855
Natomas Meadows, CFD No. 2007-01, Improvement Area No. 2, 5.00%, 9/01/49	1,000,000	1,149,050
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/32	300,000	340,647
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/37	710,000	802,435
Natomas Meadows CFD No. 1, Improvement Area No. 1, 5.00%, 9/01/47	1,900,000	2,135,467
San Bernardino Community College District GO,
Capital Appreciation, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	5,765,693
Election of 2008, Series D, 5.00%, 8/01/45	2,755,000	3,200,566
Election of 2008, Series D, 5.00%, 8/01/48	3,760,000	4,358,592
San Bernardino County Special Tax,
CFD No. 2006-1, Improvement Area No. 1, Lytle Creek North, 5.00%, 9/01/40	1,000,000	1,130,920
CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, Refunding, 5.00%, 9/01/45	1,000,000	1,127,260
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,151,300
Community Memorial Health System, 7.50%, 12/01/41	5,000,000	5,505,350
San Clemente Special Tax,
CFD No. 2006-1, 5.00%, 9/01/40	1,780,000	2,013,625
CFD No. 2006-1, 5.00%, 9/01/46	2,475,000	2,787,320
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, Pre-Refunded, 5.625%, 9/01/40	2,315,000	2,395,932
Naval Training Center Redevelopment Project, Series A, Pre-Refunded, 5.75%, 9/01/40	3,000,000	3,107,670
San Diego Tobacco Settlement Revenue, Funding Corp., Subordinate, Refunding, Series C, 4.00%, 6/01/32	900,000	962,163
San Diego USD,
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded,% thereafter, 7/01/33	10,000,000	12,236,800
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	25,787,392
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	5,781,645

32	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego USD, (continued)
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	$13,500,000	$11,386,845
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/49	10,000,000	12,074,300
Refunding, Second Series, Series D, 5.00%, 5/01/48	10,000,000	11,888,600
Second Series, Series E, 5.00%, 5/01/40	5,535,000	6,774,729
Second Series, Series E, 5.00%, 5/01/50	40,000,000	48,251,200
San Francisco City and County RDA Successor Agency CFD No. 6 Special Tax, Mission Bay South Public Improvements, Capital Appreciation, Refunding, Series C, zero cpn., 8/01/43	10,000,000	2,774,800
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/23	2,000,000	1,739,780
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/26	3,000,000	2,251,230
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/31	6,000,000	3,500,100
Mission Bay South Redevelopment Project, Capital Appreciation, Subordinate, Series D, zero cpn., 8/01/43	16,500,000	5,236,605
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,825,225
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment Project, Series C, Pre-Refunded, 6.75%, 8/01/41	1,000,000	1,067,040
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/33	1,000,000	1,069,440
Mission Bay South Redevelopment Project, Series D, Pre-Refunded, 7.00%, 8/01/41	1,500,000	1,604,160
San Francisco Redevelopment Projects, Series B, Pre-Refunded, 6.625%, 8/01/41	2,500,000	2,664,000
San Jacinto USD Financing Authority Special Tax Revenue,
5.00%, 9/01/44	1,200,000	1,407,324
5.00%, 9/01/49	2,650,000	3,093,583
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	16,958,857
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	16,742,268
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	34,961,120
junior lien, Refunding, Series B, 5.25%, 1/15/44	35,000,000	39,507,650
junior lien, Refunding, Series B, 5.25%, 1/15/49	75,000,000	84,358,500
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/36	2,250,000	2,685,082
Refunding, Series A, 5.00%, 3/01/37	2,500,000	2,976,075
Refunding, Series A, BAM Insured, 4.00%, 3/01/42	5,000,000	5,465,300
Refunding, Series B, 5.00%, 3/01/42	2,550,000	3,045,847
San Mateo Special Tax,
CFD No. 2008-1, Bay Meadows, 5.875%, 9/01/32	1,500,000	1,649,760
CFD No. 2008-1, Bay Meadows, 5.375%, 9/01/38	2,500,000	2,692,850
CFD No. 2008-1, Bay Meadows, 6.00%, 9/01/42	5,000,000	5,510,150
CFD No. 2008-1, Bay Meadows, 5.50%, 9/01/44	3,300,000	3,558,126
San Rafael Elementary School District GO,
Marin County, Election of 2015, Series C, 5.00%, 8/01/43	2,565,000	3,089,183
Marin County, Election of 2015, Series C, 4.00%, 8/01/47	2,720,000	3,013,134

franklintempleton.com	Semiannual Report	33

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Santa Barbara Elementary School District GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	$8,000,000	$10,404,960
Santa Margarita Water District Special Tax,
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/36	2,875,000	3,178,399
CFD No. 2013-1, Village of Sendero, 5.625%, 9/01/43	9,600,000	10,617,600
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%, 2/01/40	5,105,000	5,899,287
Santee Community Development Commission Tax Allocation,
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/31	1,800,000	1,924,992
Santee Community Redevelopment Project, Series A, Pre-Refunded, 7.00%, 8/01/41	2,820,000	3,015,821
Saugus Castaic School Facilities Financing Authority Special Tax,
CFD No. 2006-1C, 5.875%, 9/01/33	1,370,000	1,545,757
CFD No. 2006-1C, 6.00%, 9/01/43	3,430,000	3,834,260
Saugus USD Special Tax, Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,645,075
Saugus/Hart School Facilities Financing Authority Special Tax,
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/41	1,250,000	1,425,713
CFD No. 2006-1 Saugus USD, Refunding, 5.00%, 9/01/46	1,250,000	1,420,300
Sierra Joint Community College District GO, Placer EL Dorado and Sacramento Counties, Election of 2018, School Facilities ID No. 4, Series A, 4.00%, 8/01/53	3,500,000	3,893,190
Simi Valley AD No. 98-1 Special Assessment, Madera/Royal Public Improvements, Limited Obligation Improvements, 7.30%, 9/02/24	1,010,000	1,017,009
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	5,132,127
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,352,578
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	11,915,800
Sulphur Springs USD Special Tax Revenue,
CFD No. 2006-1, 5.00%, 9/01/43	1,410,000	1,597,375
CFD No. 2006-1, 5.00%, 9/01/47	1,820,000	2,057,364
Susanville PFAR,
Utility Enterprises Project, Refunding, Sub Series B, 5.50%, 6/01/30	1,185,000	1,196,850
Utility Enterprises Project, Refunding, Sub Series B, 5.875%, 6/01/35	1,660,000	1,676,600
Utility Enterprises Project, Refunding, Sub Series B, 6.00%, 6/01/45	6,180,000	6,241,800
Susanville School District GO, Capital Appreciation, Election of 2008, AGMC Insured, zero cpn., 8/01/49	17,505,000	6,067,933
Temecula RDA Tax Allocation Revenue, Housing, Redevelopment Project No. 1, Series A, Pre-Refunded, 7.00%, 8/01/39	2,100,000	2,306,283
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	5,019,200
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	803,104
Sacramento County Tobacco Securitization Corp., Asset Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,254,800
Tobacco Securitization Authority Southern California Tobacco Settlement Asset-Backed Revenue, San Diego County Tobacco Asset Securitization Corp., First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/46	10,000,000	1,790,700
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
San Diego Co. Tobacco Securitization Corp., Class 1, Refunding, Series A, 5.00%, 6/01/48	5,000,000	5,914,900
Tobacco Securitization Authority Southern California Tobacco Settlement Asset -Backed Revenue, San Diego County Tobacco Asset Securitization Corp., Class 2, Refunding, Series B-1, 5.00%, 6/01/48	6,750,000	7,763,580
Second Subordinate Capital Appreciation, Refunding, Series C, zero cpn., 6/01/46	25,000,000	3,632,750
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	3,297,257

34	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Tracy CFD No. 2016-1 Special Tax,
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/33	$1,610,000	$1,885,729
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/38	2,385,000	2,765,932
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/39	1,280,000	1,481,907
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/43	5,750,000	6,623,022
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/44	1,300,000	1,496,326
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/48	6,240,000	7,156,219
Improvement Area No. 1, Tracy Hills, 5.00%, 9/01/49	1,680,000	1,925,112
Truckee-Donner PUD Special Tax,
CFD No. 04-1, 5.20%, 9/01/25	2,975,000	2,926,240
CFD No. 04-1, 5.75%, 9/01/29	2,945,000	2,939,522
CFD No. 04-1, 5.25%, 9/01/30	4,990,000	4,788,803
CFD No. 04-1, 5.80%, 9/01/35	4,475,000	4,361,111
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, Pre-Refunded, 6.25%, 8/01/40	3,540,000	3,661,847
Turlock PFA Tax Allocation Revenue, Pre-Refunded, 7.50%, 9/01/39	3,750,000	4,052,100
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 5.00%, 9/01/37	1,000,000	1,164,140
Tustin CFD No. 07-1 Special Tax, Tustin Legacy/Retail Center, Refunding, Series A, 5.00%, 9/01/37	2,330,000	2,649,606
Tustin CFD No. 14-1 Special Tax,
Legacy/Standard Pacific, Series A, 5.00%, 9/01/40	750,000	848,438
Legacy/Standard Pacific, Series A, 5.00%, 9/01/45	1,000,000	1,127,260
Tustin USD,
CFD No. 06-1 Special Tax, Pre-Refunded, 5.75%, 9/01/30	1,000,000	1,035,890
CFD No. 06-1 Special Tax, Pre-Refunded, 6.00%, 9/01/40	3,000,000	3,112,980
University of California Revenue, Refunding, Series AO, 5.00%, 5/15/40	5,000,000	5,842,250
Upland CFD No. 2015-1 Special Tax, Sycamore Hills, Series A, 4.00%, 9/01/49	550,000	592,295
Val Verde USD Special Tax CFD No. 2014-1 Revenue, Legacy Properties, 4.00%, 9/01/48	1,000,000	1,074,780
Val Verde USD Special Tax Revenue,
Refunding, 5.00%, 9/01/29	3,200,000	3,673,216
Refunding, 5.00%, 9/01/37	2,000,000	2,251,580
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	2,850,000	2,860,089
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,004,375
Victor Elementary School District CFD No. 2005-1 Special Tax, 5.00%, 9/01/46	1,385,000	1,607,639
Victor Elementary School District GO, Election of 2008, Refunding, Series B, 5.00%, 8/01/42	5,455,000	6,284,542
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	4,617,676
Vista USD, GO, San Diego County, Election of 2018, Series A, 4.00%, 8/01/48	5,000,000	5,635,400
Washington Township Health Care District Revenue,
Refunding, Series B, 4.00%, 7/01/35	2,000,000	2,169,540
Refunding, Series B, 4.00%, 7/01/36	1,900,000	2,053,444
Series A, 5.50%, 7/01/38	2,890,000	2,954,938
West Hollywood Community Development Commission Tax Allocation,
East Side Redevelopment Project, Series A, 7.25%, 9/01/31	1,000,000	1,111,350
East Side Redevelopment Project, Series A, 7.50%, 9/01/42	5,000,000	5,558,200
West Sacramento Special Tax CFD No. 29 Revenue,
Port Towne Infrastructure, 5.00%, 9/01/37	860,000	1,011,515
Port Towne Infrastructure, 5.00%, 9/01/49	1,000,000	1,158,510

franklintempleton.com	Semiannual Report	35

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Woodland Finance Authority Water Revenue,
6.00%, 3/01/36	$1,000,000	$1,056,880
6.00%, 3/01/41	1,500,000	1,584,360
Woodland Special Tax,
CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/44	1,575,000	1,811,439
CFD No. 2004-1, Capital Projects, Spring Lake, 5.00%, 9/01/48	1,755,000	2,013,512
Yorba Linda RDA Tax Allocation, Redevelopment Project, sub. lien, Series A, Pre-Refunded, 6.50%, 9/01/32	2,750,000	3,011,855
Yucaipa Special Tax,
CFD No. 98-1 Chapman Heights, Refunding, 5.00%, 9/01/26	1,000,000	1,057,350
CFD No. 98-1 Chapman Heights, Refunding, 5.375%, 9/01/30	1,800,000	1,910,214

		2,797,669,722

U.S. Territories 2.8%
Guam 0.9%
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.00%, 1/01/46	13,000,000	14,652,950
Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,104,640
Refunding, 5.00%, 7/01/36	1,755,000	2,045,733
Refunding, 5.00%, 7/01/37	1,500,000	1,743,345
Guam Power Authority Revenue, Refunding, Series A, 5.00%, 10/01/40	4,750,000	5,412,340

		27,959,008

Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	5,350,000	5,380,923

Puerto Rico 1.8%
[b] Puerto Rico Electric Power Authority Power Revenue,
Series A-4-RSA-1, zero cpn., 7/01/19	1,601,766	1,305,439
Series A-RSA-1, 5.00%, 7/01/29	10,000,000	7,675,000
Series A-RSA-1, 7.00%, 7/01/33	25,000,000	19,687,500
Series A-RSA-1, 6.75%, 7/01/36	11,735,000	9,211,975
Series A-RSA-1, 5.00%, 7/01/42	6,000,000	4,605,000
Series A-RSA-1, 7.00%, 7/01/43	5,000,000	3,937,500
Series B-4-RSA-1, zero cpn., 7/01/19	1,601,765	1,305,438
Series E-1-RSA-1, zero cpn., 1/01/21	1,768,493	1,512,062
Series E-2-RSA-1, zero cpn., 7/01/21	1,768,493	1,512,062
Series E-3-RSA-1, zero cpn., 1/01/22	600,000	513,000
Series E-4-RSA-1, zero cpn., 7/01/22	600,000	513,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	4,500,000	4,618,125

		56,396,101

Total U.S. Territories		89,736,032

Total Municipal Bonds (Cost $2,574,062,575)		2,887,405,754

Total Municipal Bonds before Short Term Investments (Cost $2,574,062,575)		2,887,405,754

36	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California High Yield Municipal Fund (continued)

	Principal Amount	Value

Short Term Investments 7.5%

Municipal Bonds 7.5%
California 7.5%
[c] California State GO,
Floating, Series A-2, LOC Bank of Montreal, Daily VRDN and Put, 0.57%, 5/01/33	$13,600,000	$13,600,000
Kindergarten, Refunding, Series A2, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.55%, 5/01/34	4,400,000	4,400,000
Kindergarten, Refunding, Series A3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.60%, 5/01/34	28,340,000	28,340,000
Kindergarten, Refunding, Series B3, LOC Citibank, Daily VRDN and Put, 0.65%, 5/01/34	2,540,000	2,540,000
Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 0.60%, 5/01/33	32,100,000	32,100,000
[c] California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 0.64%, 8/15/47	7,400,000	7,400,000
[c] Eastern Municipal Water District Water and Wastewater Revenue, Refunding, Series A, SPA Bank of America, Daily VRDN and Put, 0.70%, 7/01/46	500,000	500,000
[c] Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.64%, 9/02/22	1,700,000	1,700,000
[c] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 0.63%, 10/01/41	4,625,000	4,625,000
[c] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 0.70%, 7/01/35	7,800,000	7,800,000
Power System, Refunding, Series B, Subseries B-6, SPA TD Bank National Association, Daily VRDN and Put, 0.70%, 7/01/34.	25,700,000	25,700,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and Put, 0.64%, 7/01/35	7,500,000	7,500,000
[c] The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series B-3, SPA Citibank, Daily VRDN and Put, 0.69%, 7/01/35	15,100,000	15,100,000
Special, Refunding, Series A-1, SPA Toronto Dominion Bank, Daily VRDN and put, 0.73%, 7/01/37	17,160,000	17,160,000
[c] The Regents of the University of California Revenue,
General, Refunding, Series AL, Daily VRDN and Put, 0.67%, 5/15/48	6,335,000	6,335,000
General, Refunding, Series AL, Daily VRDN and Put, 0.72%, 5/15/48	18,800,000	18,800,000
[c] University of California Regents Medical Center Pooled Revenue, Refunding, Series B-1, Daily VRDN and Put, 0.63%, 5/15/32	8,000,000	8,000,000
[c] University of California Revenue, General, Refunding, Series AL, Daily VRDN and Put, 0.73%, 5/15/48	33,610,000	33,610,000

Total Short Term Investments (Cost $235,210,000)		235,210,000

Total Investments (Cost $2,809,272,575) 99.3%		3,122,615,754
Other Assets, less Liabilities 0.7%		21,969,529

Net Assets 100.0%		$3,144,585,283

See Abbreviations on page 58.

aSecurity purchased on a when-issued basis.

bSee Note 7 regarding defaulted securities.

cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN MUNICIPAL SECURITIES TRUST

Financial Highlights

Franklin Tennessee Municipal Bond Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.97	$10.74

Income from investment operations[b]:

Net investment income[c]	0.15	0.23

Net realized and unrealized gains (losses)	0.03	0.25

Total from investment operations	0.18	0.48

Less distributions from:

Net investment income	(0.15)	(0.25)

Net asset value, end of period	$11.00	$10.97

Total return[d]	1.65%	4.53%

Ratios to average net assets[e]

Expenses[f]	0.92%	0.93%

Net investment income	2.74%	2.94%

Supplemental data

Net assets, end of period (000’s)	$7,416	$4,971

Portfolio turnover rate	6.08%	3.46%

aFor the period September 10, 2018 (effective date) to May 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Tennessee Municipal Bond Fund (continued)

	Six Months Ended November 30, 2019		Year Ended May 31,
	(unaudited)		2019		2018	2017	2016	2015

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.96		$10.79		$11.11	$11.44	$11.38	$11.47

Income from investment operations[a]:

Net investment income[b]	0.16		0.33		0.34	0.37	0.40	0.41

Net realized and unrealized gains (losses)	0.03		0.19		(0.32)	(0.32)	0.06	(0.08)

Total from investment operations	0.19		0.52		0.02	0.05	0.46	0.33

Less distributions from:

Net investment income	(0.16)		(0.35)		(0.34)	(0.38)	(0.40)	(0.42)

Net asset value, end of period	$10.99		$10.96		$10.79	$11.11	$11.44	$11.38

Total return[c]	1.72%		4.92%		0.23%	0.40%	4.12%	2.86%

Ratios to average net assets[d]

Expenses before waiver and payments by affiliates	0.77%		0.78%		0.77%	0.72%	0.72%	0.72%

Expenses net of waiver and payments by affiliates	0.77%	[e]	0.78%	[e]	0.77%	0.72%	0.72%	0.71%

Net investment income	2.89%		3.09%		3.08%	3.27%	3.55%	3.60%

Supplemental data

Net assets, end of period (000’s)	$182,736		$190,548		$226,189	$267,442	$307,294	$293,580

Portfolio turnover rate	6.08%		3.46%		9.19%	18.95%	4.50%	11.64%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

dRatios are annualized for periods less than one year.

eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	39

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Tennessee Municipal Bond Fund (continued)

	Six Months Ended November 30, 2019		Year Ended May 31,
	(unaudited)		2019		2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.97		$10.79		$11.06

Income from investment operations[b]:

Net investment income[c]	0.17		0.35		0.29

Net realized and unrealized gains (losses)	0.03		0.19		(0.26)

Total from investment operations	0.20		0.54		0.03

Less distributions from:

Net investment income	(0.17)		(0.36)		(0.30)

Net asset value, end of period	$11.00		$10.97		$10.79

Total return[d]	1.79%		5.15%		0.25%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.65%		0.66%		0.66%

Expenses net of waiver and payments by affiliates	0.64%	[f]	0.65%	[f]	0.64%

Net investment income	3.02%		3.22%		3.21%

Supplemental data

Net assets, end of period (000’s)	$3,260		$3,253		$3,547

Portfolio turnover rate	6.08%		3.46%		9.19%

aFor the period August 1, 2017 (effective date) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Franklin Tennessee Municipal Bond Fund (continued)

	Six Months Ended November 30, 2019		Year Ended May 31,
	(unaudited)		2019		2018	2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.97		$10.79		$11.12	$11.50

Income from investment operations[b]:

Net investment income[c]	0.16		0.34		0.35	0.27

Net realized and unrealized gains (losses)	0.03		0.20		(0.32)	(0.38)

Total from investment operations	0.19		0.54		0.03	(0.11)

Less distributions from:

Net investment income	(0.16)		(0.36)		(0.36)	(0.27)

Net asset value, end of period	$11.00		$10.97		$10.79	$11.12

Total return[d]	1.77%		5.12%		0.24%	(0.91)%

Ratios to average net assets[e]

Expenses	0.67%	[f]	0.68%	[f]	0.67%	0.62%

Net investment income	2.99%		3.19%		3.18%	3.37%

Supplemental data

Net assets, end of period (000’s)	$24,893		$23,252		$23,573	$23,916

Portfolio turnover rate	6.08%		3.46%		9.19%	18.95%

aFor the period September 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN MUNICIPAL SECURITIES TRUST

Statement of Investments, November 30, 2019 (unaudited)

Franklin Tennessee Municipal Bond Fund

	Principal Amount	Value

Municipal Bonds 94.3%
Tennessee 91.1%
Chattanooga Electric System Revenue, The Electric Power Board of Chattanooga, Refunding, Series C, 5.00%, 9/01/40	$2,750,000	$3,221,762
Chattanooga Health Educational and Housing Facility Board Revenue, Student Housing, CDFI Phase I LLC, University of Tennessee at Chattanooga Project, Refunding, 5.00%, 10/01/35	1,000,000	1,131,740
Clarksville Electric System Revenue,
Series A, Pre-Refunded, 5.00%, 9/01/34	2,000,000	2,058,400
Series A, Pre-Refunded, 5.00%, 9/01/35	3,185,000	3,278,002
Clarksville Water Sewer and Gas Revenue, Pre-Refunded, 5.00%, 2/01/38	3,000,000	3,357,510
Coffee County GO, Rural School, Refunding, 4.00%, 6/01/44	2,760,000	3,086,894
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,208,740
Gallatin Water and Sewer Revenue, Refunding and Improvement, 5.00%, 1/01/32	1,500,000	1,742,940
Germantown GO,
4.00%, 8/01/43	2,330,000	2,591,473
4.00%, 8/01/45	2,525,000	2,801,159
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities, 5.00%, 9/01/44	4,400,000	4,991,536
Jackson Hospital Revenue,
Jackson-Madison County General Hospital, Refunding, 5.00%, 4/01/36	4,000,000	4,570,800
Jackson-Madison County General Hospital, Refunding, Series A, 5.00%, 4/01/41	2,370,000	2,839,829
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	55,000	55,941
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	2,996,707
Knox County First Utility District Water and Sewer Revenue, Pre-Refunded, 5.00%, 12/01/32	1,000,000	1,113,630
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	5,000,000	5,792,550
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Refunding, 5.00%, 4/01/36	2,250,000	2,604,802
University Health System Inc., Refunding, 5.00%, 9/01/47	3,000,000	3,397,290
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
Pre-Refunded, 5.25%, 1/01/36	1,500,000	1,566,990
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,213,800
Knoxville Wastewater System Revenue, Refunding, Series A, 4.00%, 4/01/42	5,000,000	5,274,800
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	1,835,000	1,934,072
Loudon Water and Sewer Revenue,
Exempt Facility, Series A, 4.00%, 3/01/28	1,000,000	1,043,480
Exempt Facility, Series A, 5.00%, 3/01/32	1,300,000	1,382,134
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,045,000	2,080,951
Maury County GO, Public Improvement, Refunding, 4.00%, 4/01/34	1,775,000	1,960,257
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,156,350
Memphis Gas System Revenue, 4.00%, 12/01/36	1,000,000	1,132,570
Memphis GO, General Improvement, Refunding, 5.00%, 5/01/36	4,135,000	4,335,465
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,564,675
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,179,340
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,097,900
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,613,863

42	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Metropolitan Government of Nashville and Davidson County Electric System Revenue,
Series A, 5.00%, 5/15/36	$3,500,000	$3,685,220
Series A, 5.00%, 5/15/39	4,000,000	4,544,240
Series A, 5.00%, 5/15/42	3,000,000	3,590,700
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000,000	5,829,500
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue,
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/38	3,000,000	3,340,200
Public Improvement, Ballpark Project, Series A, 5.00%, 8/01/43	2,075,000	2,304,059
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,855,000	8,200,499
Metropolitan Nashville Airport Authority Revenue, Improvement, Series A, 5.00%, 7/01/45	4,000,000	4,613,160
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,314,913
Shelby County Health Educational and Housing Facility Board Revenue,
Educational Facilities, Rhodes College, 5.00%, 8/01/45	1,700,000	1,969,008
Educational Facilities, Rhodes College, Pre-Refunded, 5.50%, 8/01/40	5,000,000	5,346,450
Methodist Le Bonheur Healthcare, Series A, 5.00%, 5/01/36	4,000,000	4,794,280
Rhodes College, Refunding, 4.00%, 8/01/40	3,000,000	3,338,940
South Blount County Utility District Waterworks Revenue,
Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	315,000	315,000
Improvement, AGMC Insured, Pre-Refunded, 5.25%, 12/01/39	1,040,000	1,040,000
Refunding, 4.00%, 12/01/35	700,000	807,842
Refunding, 3.00%, 12/01/39	2,015,000	2,037,367
Refunding and Improvement, AGMC Insured, 5.00%, 12/01/33	685,000	685,000
Refunding and Improvement, AGMC Insured, 5.25%, 12/01/39	2,270,000	2,270,000
Tennessee HDA Residential Finance Program Revenue,
Issue 1C, 4.00%, 7/01/43	1,420,000	1,445,432
Issue 2, 3.85%, 7/01/42	1,980,000	2,106,977
Issue 3, 3.65%, 7/01/47	995,000	1,046,461
Issue 4, Refunding, 4.00%, 7/01/43	2,150,000	2,307,015
Tennessee HDA Revenue, Homeownership Program, Series 2C, 3.80%, 7/01/43	1,150,000	1,179,992
Tennessee State School Bond Authority Revenue,
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/40	10,000,000	11,734,300
Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/45	5,000,000	5,833,650
[a] The Hallsdale-Powell Utility District Revenue,
Knox County, Water and Sewer, Refunding and Improvement, 4.00%, 4/01/39	1,380,000	1,562,174
Knox County, Waterworks and Sewer, Refunding and Improvement, 4.00%, 4/01/35	1,000,000	1,147,020
Knox County, Waterworks and Sewer, Refunding and Improvement, 4.00%, 4/01/37	1,205,000	1,371,459
West Knox Utility District Knox County Water and Sewer Revenue, Refunding and Improvement, 5.00%, 6/01/41	1,000,000	1,133,850
West Wilson Utility District of Wilson County Water Revenue,
Pre-Refunded, 5.00%, 6/01/33	3,000,000	3,167,430
Refunding and Improvement, 5.00%, 6/01/40	1,545,000	1,794,718
Wilson County GO, School, Series A, 4.00%, 4/01/42	5,000,000	5,425,650
Wilson County Tenth Special School District, Limited Obligation, 5.00%, 4/01/44	2,500,000	3,077,300

		198,738,158

franklintempleton.com	Semiannual Report	43

FRANKLIN MUNICIPAL SECURITIES TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tennessee Municipal Bond Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
U.S. Territories 3.2%
Guam 1.5%
Guam Government Limited Obligation Revenue, Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	$3,205,000	$3,205,000

Puerto Rico 1.7%
[b] Puerto Rico Electric Power Authority Power Revenue, Series XX-RSA-1, 5.25%, 7/01/40	5,000,000	3,837,500

Total U.S. Territories		7,042,500

Total Municipal Bonds before Short Term Investments (Cost $196,281,590)		205,780,658

Short Term Investments 5.1%

Municipal Bonds 5.1%
Tennessee 5.1%
[c] Greeneville Health and Educational Facilities Board Hospital Revenue, Ballad Health, Series B, LOC US Bank National Association, Weekly VRDN and Put, 1.08%, 7/01/45	5,800,000	5,800,000
[c] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.14%, 6/01/42	5,400,000	5,400,000

Total Short Term Investments (Cost $11,200,000)		11,200,000

Total Investments (Cost $207,481,590) 99.4%		216,980,658

Other Assets, less Liabilities 0.6%		1,324,294

Net Assets 100.0%		$218,304,952

See Abbreviations on page 58.

aSecurity purchased on a when-issued basis. See Note 1(b).

bSee Note 7 regarding defaulted securities.

cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

44	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

November 30, 2019 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,809,272,575	$207,481,590

Value - Unaffiliated issuers	$3,122,615,754	$216,980,658
Cash	1,896,792	3,543,292
Receivables:
Capital shares sold	2,961,949	25,545
Interest	32,279,192	2,563,067
Other assets	548	49

Total assets	3,159,754,235	223,112,611

Liabilities:
Payables:
Investment securities purchased	7,948,994	4,267,969
Capital shares redeemed	3,709,447	322,685
Management fees	1,170,477	99,943
Distribution fees	351,174	16,641
Transfer agent fees	295,100	21,201
Trustees’ fees and expenses	2,504	811
Distributions to shareholders	1,387,649	31,418
Accrued expenses and other liabilities	303,607	46,991

Total liabilities	15,168,952	4,807,659

Net assets, at value	$3,144,585,283	$218,304,952

Net assets consist of:
Paid-in capital	$2,901,328,467	$224,165,712
Total distributable earnings (loss)	243,256,816	(5,860,760)

Net assets, at value	$3,144,585,283	$218,304,952

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

November 30, 2019 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Class A:
Net assets, at value	$ 434,648,337	$ 7,415,952

Shares outstanding	38,687,179	674,051

Net asset value per share[a]	$11.23	$11.00

Maximum offering price per share (net asset value per share ÷ 96.25%)	$11.67	$11.43

Class A1:
Net assets, at value	$1,403,339,833	$182,735,914

Shares outstanding	125,155,504	16,620,161

Net asset value per share[a]	$11.21	$10.99

Maximum offering price per share (net asset value per share ÷ 96.25%)	$11.65	$11.42

Class C:
Net assets, at value	$ 275,894,324

Shares outstanding	24,414,959

Net asset value and maximum offering price per share[a]	$11.30

Class R6:
Net assets, at value	$27,638,651	$ 3,259,647

Shares outstanding	2,456,471	296,409

Net asset value and maximum offering price per share	$11.25	$11.00

Advisor Class:
Net assets, at value	$1,003,064,138	$ 24,893,439

Shares outstanding	89,227,336	2,262,392

Net asset value and maximum offering price per share	$11.24	$11.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2019 (unaudited)

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Investment income:
Interest:
Unaffiliated issuers	$58,580,526	$4,047,441

Expenses:
Management fees (Note 3a)	6,882,104	615,039
Distribution fees: (Note 3c)
Class A	443,245	7,671
Class A1	700,474	93,953
Class C	904,025	—
Transfer agent fees: (Note 3e)
Class A	107,575	1,924
Class A1	425,342	58,914
Class C	84,447	—
Class R6	5,149	725
Advisor Class	289,606	7,610
Custodian fees (Note 4)	11,019	839
Reports to shareholders	34,681	8,040
Registration and filing fees	36,068	7,136
Professional fees	104,614	29,819
Trustees’ fees and expenses	37,993	3,539
Other	197,109	12,276

Total expenses	10,263,451	847,485
Expense reductions (Note 4)	(3,143)	(276)
Expenses waived/paid by affiliates (Note 3f)	(1,350)	(241)

Net expenses	10,258,958	846,968

Net investment income	48,321,568	3,200,473

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	1,005,940	141,584

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	32,748,242	491,787

Net realized and unrealized gain (loss)	33,754,182	633,371

Net increase (decrease) in net assets resulting from operations	$82,075,750	$3,833,844

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	47

FRANKLIN MUNICIPAL SECURITIES TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin California High Yield Municipal Fund		Franklin Tennessee Municipal Bond Fund

	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (unaudited)	Year Ended May 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 48,321,568	$ 92,823,527	$ 3,200,473	$ 7,252,910
Net realized gain (loss)	1,005,940	6,194,069	141,584	(10,168)
Net change in unrealized appreciation (depreciation)	32,748,242	89,825,327	491,787	3,715,864

Net increase (decrease) in net assets resulting from operations	82,075,750	188,842,923	3,833,844	10,958,606

Distributions to shareholders:
Class A	(5,406,142)	(3,188,725)	(82,819)	(63,310)
Class A1	(22,612,210)	(52,065,730)	(2,694,018)	(6,647,714)
Class C	(3,727,524)	(9,134,274)	—	—
Class R6	(424,734)	(670,331)	(48,476)	(114,742)
Advisor Class	(15,844,195)	(30,399,177)	(359,482)	(785,947)

Total distributions to shareholders	(48,014,805)	(95,458,237)	(3,184,795)	(7,611,713)

Capital share transactions: (Note 2)
Class A	187,057,980	235,411,225	2,436,525	4,860,314
Class A1	541,013	(38,267,367)	(8,381,297)	(38,480,111)
Class C	461,203	(62,677,849)	—	—
Class R6	6,175,574	7,429,963	(3,100)	(340,291)
Advisor Class	102,412,072	112,045,938	1,579,646	(671,740)

Total capital share transactions	296,647,842	253,941,910	(4,368,226)	(34,631,828)

Net increase (decrease) in net assets	330,708,787	347,326,596	(3,719,177)	(31,284,935)
Net assets:
Beginning of period	2,813,876,496	2,466,549,900	222,024,129	253,309,064

End of period	$3,144,585,283	$2,813,876,496	$218,304,952	$222,024,129

48	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Class A, Class A1, Class R6 & Advisor Class

Franklin Tennessee Municipal Bond Fund

Class A, Class A1, Class C, Class R6 & Advisor Class

Franklin California High Yield Municipal Fund

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on

franklintempleton.com	Semiannual Report	49

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

c.  Income Taxes (continued)

its technical merits. As of November 30, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

50	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2.  Shares of Beneficial Interest

At November 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin California High Yield Municipal Fund		Franklin Tennessee Municipal Bond Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Six Months ended November 30, 2019

Shares sold[a]	18,005,186	$201,800,672	228,629	$2,520,989

Shares issued in reinvestment of distributions	438,185	4,926,422	7,460	82,277

Shares redeemed	(1,751,961)	(19,669,114)	(15,150)	(166,741)

Net increase (decrease)	16,691,410	$187,057,980	220,939	$2,436,525

Year ended May 31, 2019[b]

Shares sold[a]	29,417,854	$314,485,980	466,737	$5,006,589

Shares issued in reinvestment of distributions	280,016	3,023,252	5,832	63,234

Shares redeemed	(7,702,101)	(82,098,007)	(19,457)	(209,509)

Net increase (decrease)	21,995,769	$235,411,225	453,112	$4,860,314

Class A1 Shares:

Six Months ended November 30, 2019

Shares sold	4,401,769	$49,311,127	301,793	$3,328,339

Shares issued in reinvestment of distributions	1,708,202	19,154,807	228,505	2,518,188

Shares redeemed	(6,066,956)	(67,924,921)	(1,291,005)	(14,227,824)

Net increase (decrease)	43,015	$541,013	(760,707)	$(8,381,297)

Year ended May 31, 2019

Shares sold	16,558,804	$176,930,518	540,106	$5,816,998

Shares issued in reinvestment of distributions	4,123,926	44,141,197	575,127	6,190,781

Shares redeemed	(24,345,818)	(259,339,082)	(4,706,541)	(50,487,890)

Net increase (decrease)	(3,663,088)	$(38,267,367)	(3,591,308)	$(38,480,111)

Class C Shares:

Six Months ended November 30, 2019

Shares sold	3,210,515	$36,237,571

Shares issued in reinvestment of distributions	276,577	3,125,840

Shares redeemed[a]	(3,446,401)	(38,902,208)

Net increase (decrease)	40,691	$461,203

Year ended May 31, 2019

Shares sold	4,690,276	$50,662,807

Shares issued in reinvestment of distributions	714,904	7,709,480

Shares redeemed[a]	(11,360,194)	(121,050,136)

Net increase (decrease)	(5,955,014)	$(62,677,849)

franklintempleton.com	Semiannual Report	51

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin California High Yield Municipal Fund		Franklin Tennessee Municipal Bond Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:

Six Months ended November 30, 2019

Shares sold	851,340	$9,577,488	33,311	$366,192

Shares issued in reinvestment of distributions	31,174	350,848	4,398	48,476

Shares redeemed	(334,018)	(3,752,762)	(37,932)	(417,768)

Net increase (decrease)	548,496	$6,175,574	(223)	$(3,100)

Year ended May 31, 2019

Shares sold	1,067,116	$11,383,693	63,398	$680,463

Shares issued in reinvestment of distributions	55,815	599,865	10,657	114,741

Shares redeemed	(426,215)	(4,553,595)	(106,228)	(1,135,495)

Net increase (decrease)	696,716	$7,429,963	(32,173)	$(340,291)

Advisor Class Shares:

Six Months ended November 30, 2019

Shares sold	13,689,391	$153,790,644	287,596	$3,173,543

Shares issued in reinvestment of distributions	1,067,345	12,002,218	28,700	316,532

Shares redeemed	(5,644,275)	(63,380,790)	(173,270)	(1,910,429)

Net increase (decrease)	9,112,461	$102,412,072	143,026	$1,579,646

Year ended May 31, 2019

Shares sold	27,870,236	$298,680,447	683,998	$7,361,521

Shares issued in reinvestment of distributions	2,061,371	22,137,099	65,070	700,827

Shares redeemed	(19,578,620)	(208,771,608)	(814,132)	(8,734,088)

Net increase (decrease)	10,352,987	$112,045,938	(65,064)	$(671,740)

aMay include a portion of Class C shares that were automatically converted to Class A.

bFor the period September 10, 2018 (effective date) to May 31, 2019.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

52	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

a.  Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended November 30, 2019, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

0.458%	0.557%

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, Franklin California High Yield Municipal Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

franklintempleton.com	Semiannual Report	53

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Reimbursement Plans:
Class A	0.25%	0.25%
Class A1	0.15%	0.15%
Compensation Plans:
Class C	0.65%	—

Distributors has agreed to limit the current rate to 0.10% per year for Class A1.

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$31,964	$3,984
CDSC retained	$19,360	$ —

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Transfer agent fees	$400,312	$29,658

54	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f.  Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2020.

g.  Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended November 30, 2019, were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Purchases	$ 58,203,000	$4,815,000
Sales	$121,868,000	$2,320,000

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2019, the custodian fees were reduced as noted in the Statements of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2019, the capital loss carryforwards were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Capital loss carryforwards not subject to expiration:
Short term	$49,930,059	$ 4,836,291
Long term	22,000,893	10,278,528

Total capital loss carryforwards	$71,930,952	$15,114,819

franklintempleton.com	Semiannual Report	55

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes (continued)

At November 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Cost of investments	$2,811,659,727	$208,064,652

Unrealized appreciation	$329,106,749	$10,489,034

Unrealized depreciation	(18,150,722)	(1,573,028)

Net unrealized appreciation (depreciation)	$310,956,027	$8,916,006

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of pass-through entity income, bond discounts and premiums, non-deductible expenses and bond workout expenditures.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2019, were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund

Purchases	$339,635,598	$13,229,202
Sales	$116,597,800	$27,115,071

7.  Credit Risk and Defaulted Securities

At November 30, 2019, Franklin California High Yield Municipal Fund had 35.1% of its portfolio invested in high yield securities, rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2019, the aggregate value of these securities for Franklin California High Yield Municipal Fund and Franklin Tennessee Municipal Bond Fund was $51,777,976 and $3,837,500, representing 1.6% and 1.8%, respectively, of each Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments.

56	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8.  Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2019, the Funds did not use the Global Credit Facility.

10.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At November 30, 2019, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

11.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com	Semiannual Report	57

FRANKLIN MUNICIPAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

1915 Act	Improvement Bond Act of 1915	ID	Improvement District

ABAG	The Association of Bay Area Governments	IDB	Industrial Development Bond/Board

AD	Assessment District	LOC	Letter of Credit

AGMC	Assured Guaranty Municipal Corp.	MFH	Multi-Family Housing

AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue

BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.

CDA	Community Development Authority/Agency	PBA	Public Building Authority

CFD	Community Facilities District	PCFA	Pollution Control Financing Authority

COP	Certificate of Participation	PFA	Public Financing Authority

CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue

CSD	Central School District	PUD	Public Utility District

ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority

GNMA	Government National Mortgage Association	SPA	Standby Purchase Agreement

GO	General Obligation	UHSD	Unified/Union High School District

HDA	Housing Development Authority/Agency	USD	Unified/Union School District

58	Semiannual Report	franklintempleton.com

FRANKLIN MUNICIPAL SECURITIES TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com	Semiannual Report	59

This page intentionally left blank.

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin Municipal Securities Trust
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2019-2020 Franklin Templeton Investments. All rights reserved.	MUN S 01/20

Item 2.  Code of Ethics.

(a)  The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)  N/A

(d)  N/A

(f)  Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)  (1)  The Registrant has an audit committee financial expert serving on its audit committee.

(2)  The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure	of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.  Exhibits.

(a) (1)  Code of Ethics

(a) (2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	January 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	January 31, 2020

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date	January 31, 2020